UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2017

Date of reporting period:	6/30/2017

Item 1.	Schedule of Investments

Prudential Jennison Small Company Fund, Inc.

Schedule of Investments

as of June 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS
Aerospace & Defense — 0.6%
KLX, Inc.*	414,691	$20,734,550

Airlines — 0.9%
Spirit Airlines, Inc.*	665,565	34,376,432

Auto Components — 0.2%
Dorman Products, Inc.*(a)	67,026	5,547,742

Banks — 12.3%
Bank of the Ozarks, Inc.(a)	1,146,148	53,719,957
BankUnited, Inc.	1,174,225	39,583,125
Byline Bancorp Inc*	333,727	6,691,226
Columbia Banking System, Inc.	752,953	30,005,177
Eagle Bancorp, Inc.*	505,623	32,005,936
East West Bancorp, Inc.	1,333,899	78,139,803
First Republic Bank	392,809	39,320,181
Investors Bancorp, Inc.	762,829	10,191,396
Pinnacle Financial Partners, Inc.	1,001,759	62,910,465
Seacoast Banking Corp. of Florida*	263,428	6,348,615
Signature Bank*	329,266	47,259,549
Wintrust Financial Corp.	544,473	41,619,516

		447,794,946

Biotechnology — 2.2%
Amicus Therapeutics, Inc.*(a)	2,151,665	21,667,267
Exelixis, Inc.*	325,231	8,010,439
Juno Therapeutics, Inc.*(a)	293,842	8,782,937
La Jolla Pharmaceutical Co.*(a)	579,378	17,248,083
Otonomy, Inc.*(a)	1,236,094	23,300,372

		79,009,098

Building Products — 2.0%
Allegion PLC	193,023	15,658,026
JELD-WEN Holding, Inc.*	175,657	5,701,826
Owens Corning	488,185	32,669,340
PGT Innovations, Inc.*	1,534,423	19,640,615

		73,669,807

Capital Markets — 0.8%
Affiliated Managers Group, Inc.	110,061	18,254,717
Moelis & Co. (Class A Stock)	292,660	11,369,841

		29,624,558

Chemicals — 2.2%
Axalta Coating Systems Ltd.*	413,773	13,257,287
Ferro Corp.*	1,841,539	33,681,748
PolyOne Corp.	885,054	34,286,992

		81,226,027

Commercial Services & Supplies — 2.0%
Advanced Disposal Services, Inc.*	1,198,378	27,239,132
Mobile Mini, Inc.	1,086,263	32,424,950
West Corp.	629,783	14,686,540

		74,350,622

Construction & Engineering — 0.3%
Great Lakes Dredge & Dock Corp.*	2,531,600	10,885,880

Construction Materials — 1.8%
Summit Materials, Inc. (Class A Stock)	2,209,155	63,778,305

Distributors — 0.3%
Core-Mark Holding Co., Inc.	377,705	12,486,927

Diversified Telecommunication Services — 1.1%
Cogent Communications Holdings, Inc.	1,031,898	41,379,110

Electric Utilities — 2.0%
El Paso Electric Co.	597,562	30,893,956
Great Plains Energy, Inc.	1,226,178	35,902,492
Portland General Electric Co.	157,770	7,208,511

		74,004,959

Electronic Equipment, Instruments & Components — 3.9%
Anixter International, Inc.*	304,729	23,829,808
CDW Corp.	912,402	57,052,497
IPG Photonics Corp.*	311,814	45,244,211
Littelfuse, Inc.	89,414	14,753,310

		140,879,826

Energy Equipment & Services — 0.5%
Forum Energy Technologies, Inc.*(a)	1,255,329	19,583,132

Equity Real Estate Investment Trusts (REITs) — 7.7%
Chatham Lodging Trust	1,147,855	23,060,407
Colony NorthStar, Inc. (Class A Stock)	3,570,100	50,302,709
Forest City Realty Trust, Inc. (Class A Stock)	1,888,812	45,652,586
Gaming and Leisure Properties, Inc.	1,131,076	42,607,633
Hersha Hospitality Trust	2,064,355	38,211,211
National Storage Affiliates Trust	1,203,679	27,817,022
Pebblebrook Hotel Trust	660,189	21,284,493
QTS Realty Trust, Inc. (Class A Stock)	215,277	11,265,445
Retail Opportunity Investments Corp.	46,445	891,280
Summit Hotel Properties, Inc.	957,980	17,866,327

		278,959,113

Food & Staples Retailing — 2.2%
Performance Food Group Co.*	1,699,118	46,555,833
Sprouts Farmers Market, Inc.*(a)	1,457,664	33,045,243

		79,601,076

Food Products — 1.6%
Adecoagro SA (Argentina)*	3,487,209	34,837,218
Darling Ingredients, Inc.*	1,537,243	24,196,205

		59,033,423

Health Care Equipment & Supplies — 1.7%
ABIOMED, Inc.*	99,491	14,257,060
Integra LifeSciences Holdings Corp.*(a)	322,112	17,558,325
Nevro Corp.*(a)	423,410	31,514,407

		63,329,792

Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.*(a)	370,213	18,281,118
Envision Healthcare Corp.*(a)	358,488	22,466,443
Premier, Inc. (Class A Stock)*	403,802	14,536,872
Teladoc, Inc.*(a)	311,931	10,824,006

		66,108,439

Hotels, Restaurants & Leisure — 4.7%
ClubCorp Holdings, Inc.	1,353,689	17,733,326
Pinnacle Entertainment, Inc.*	1,341,618	26,510,372
Planet Fitness, Inc. (Class A Stock)(a)	1,598,540	37,309,924
Texas Roadhouse, Inc.	364,263	18,559,200
Vail Resorts, Inc.	293,703	59,571,779
Zoe’s Kitchen, Inc.*(a)	1,113,822	13,265,620

		172,950,221

Household Durables — 0.9%
Toll Brothers, Inc.	815,038	32,202,151

Independent Power & Renewable Electricity Producers — 0.5%
NRG Yield, Inc. (Class A Stock)	506,335	8,638,075
NRG Yield, Inc. (Class C Stock)	553,774	9,746,422

		18,384,497

Insurance — 2.3%
Validus Holdings Ltd.	695,867	36,164,208
W.R. Berkley Corp.	263,930	18,256,038
White Mountains Insurance Group Ltd.	35,732	31,037,887

		85,458,133

Internet & Direct Marketing Retail — 0.4%
Wayfair, Inc. (Class A Stock)*(a)	188,799	14,514,867

Internet Software & Services — 1.4%
Criteo SA (France), ADR*(a)	484,246	23,752,266
MuleSoft, Inc. (Class A Stock)*(a)	214,661	5,353,646
New Relic, Inc.*(a)	197,320	8,486,733
Shutterstock, Inc.*(a)	267,599	11,795,764

		49,388,409

IT Services — 4.9%
Global Payments, Inc.	1,119,718	101,132,930
Vantiv, Inc. (Class A Stock)*	1,221,225	77,352,391

		178,485,321

Life Sciences Tools & Services — 1.0%
INC Research Holdings, Inc. (Class A Stock)*	418,208	24,465,168
VWR Corp.*	324,542	10,713,131

		35,178,299

Machinery — 5.3%
Actuant Corp. (Class A Stock)(a)	800,423	19,690,406
Allison Transmission Holdings, Inc.	678,101	25,435,568
Gardner Denver Holdings, Inc.*	1,300,501	28,103,827
NN, Inc.(a)	1,115,004	30,606,860
Rexnord Corp.*	1,896,377	44,090,765
Terex Corp.(a)	553,263	20,747,362
Trinity Industries, Inc.	928,230	26,018,287

		194,693,075

Media — 1.5%
Cinemark Holdings, Inc.	1,364,255	53,001,307

Mortgage Real Estate Investment Trusts (REITs) — 2.1%
Chimera Investment Corp.	603,973	11,252,017
MFA Financial, Inc.	4,651,510	39,026,169
Starwood Property Trust, Inc.	1,227,462	27,482,874

		77,761,060

Oil, Gas & Consumable Fuels — 4.5%
Arch Coal, Inc. (Class A Stock)(a)	202,877	13,856,499
Cheniere Energy Partners LP Holdings LLC	1,249,118	33,576,292
PDC Energy, Inc.*	177,628	7,657,543
SemGroup Corp. (Class A Stock)	921,303	24,875,181
Tallgrass Energy GP LP(a)	1,599,581	40,677,345
WPX Energy, Inc.*	4,600,724	44,442,994

		165,085,854

Pharmaceuticals — 2.2%
Aerie Pharmaceuticals, Inc.*	329,512	17,315,856
Dermira, Inc.*(a)	934,235	27,223,608
Intersect ENT, Inc.*	1,219,414	34,082,621

		78,622,085

Professional Services — 1.0%
Korn/Ferry International	1,094,291	37,785,868

Road & Rail — 0.6%
Genesee & Wyoming, Inc. (Class A Stock)*	340,717	23,301,636

Semiconductors & Semiconductor Equipment — 2.4%
Cavium, Inc.*	301,322	18,721,136
MACOM Technology Solutions Holdings, Inc.*(a)	1,233,249	68,778,297

		87,499,433

Software — 4.2%
CyberArk Software Ltd. (Israel)*(a)	604,645	30,202,018
Fortinet, Inc.*	333,649	12,491,818
Paycom Software, Inc.*(a)	1,003,707	68,663,596
Varonis Systems, Inc.*	1,071,109	39,845,255

		151,202,687

Specialty Retail — 5.4%
Burlington Stores, Inc.*(a)	516,628	47,524,610
Five Below, Inc.*(a)	974,568	48,114,422
Foot Locker, Inc.	417,058	20,552,618
Party City Holdco, Inc.*(a)	464,161	7,264,120
Ulta Beauty, Inc.*	254,593	73,154,752

		196,610,522

Trading Companies & Distributors — 2.4%
MSC Industrial Direct Co., Inc. (Class A Stock)	313,657	26,961,956
Univar, Inc.*	2,037,431	59,492,985

		86,454,941

TOTAL LONG-TERM INVESTMENTS (cost $2,701,688,924)		3,494,944,130

SHORT-TERM INVESTMENTS — 17.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	155,817,627	155,817,627
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $465,161,999; includes $464,707,173 of cash collateral for securities on loan)(b)(w)	465,160,285	465,206,802

TOTAL SHORT-TERM INVESTMENTS (cost $620,979,626)		621,024,429

TOTAL INVESTMENTS — 112.8% (cost $3,322,668,550)(x)	4,115,968,559
Liabilities in excess of other assets — (12.8)%	(467,491,340)

NET ASSETS — 100.0%	$3,648,477,219

The following abbreviations are used in the quarterly report:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $455,032,549; cash collateral of $464,707,173 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$3,329,356,625

Appreciation	905,198,100
Depreciation	(118,586,166)

Net Unrealized Appreciation	$786,611,934

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$20,734,550	$—	$—
Airlines	34,376,432	—	—
Auto Components	5,547,742	—	—
Banks	447,794,946	—	—
Biotechnology	79,009,098	—	—
Building Products	73,669,807	—	—
Capital Markets	29,624,558	—	—
Chemicals	81,226,027	—	—
Commercial Services & Supplies	74,350,622	—	—
Construction & Engineering	10,885,880	—	—
Construction Materials	63,778,305	—	—
Distributors	12,486,927	—	—
Diversified Telecommunication Services	41,379,110	—	—
Electric Utilities	74,004,959	—	—
Electronic Equipment, Instruments & Components	140,879,826	—	—
Energy Equipment & Services	19,583,132	—	—
Equity Real Estate Investment Trusts (REITs)	278,959,113	—	—
Food & Staples Retailing	79,601,076	—	—
Food Products	59,033,423	—	—
Health Care Equipment & Supplies	63,329,792	—	—

Health Care Providers & Services	66,108,439	—	—
Hotels, Restaurants & Leisure	172,950,221	—	—
Household Durables	32,202,151	—	—
Independent Power & Renewable Electricity Producers	18,384,497	—	—
Insurance	85,458,133	—	—
Internet & Direct Marketing Retail	14,514,867	—	—
Internet Software & Services	49,388,409	—	—
IT Services	178,485,321	—	—
Life Sciences Tools & Services	35,178,299	—	—
Machinery	194,693,075	—	—
Media	53,001,307	—	—
Mortgage Real Estate Investment Trusts (REITs)	77,761,060	—	—
Oil, Gas & Consumable Fuels	165,085,854	—	—
Pharmaceuticals	78,622,085	—	—
Professional Services	37,785,868	—	—
Road & Rail	23,301,636	—	—
Semiconductors & Semiconductor Equipment	87,499,433	—	—
Software	151,202,687	—	—
Specialty Retail	196,610,522	—	—
Trading Companies & Distributors	86,454,941	—	—
Affiliated Mutual Funds	621,024,429	—	—

Total	$4,115,968,559	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment CompanyAct of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Small Company Fund, Inc.

By (Signature and Title) *	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 16, 2017

By (Signature and Title) *	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date August 16, 2017

*	Print the name and title of each signing officer under his or her signature.